Securities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of securities at amortised cost [Abstract]
Details of securities at amortized cost
(1) Details of securities at amortized cost as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Korean treasury and government agencies	8,143,585	7,646,463
Financial institutions	6,660,465	4,004,011
Corporates	7,235,202	5,997,996
Bond denominated in foreign currencies	1,970,861	1,555,470
Others	—	10,000
Allowance for credit losses	(13,941)	(10,763)

Total	23,996,172	19,203,177

Changes in allowance for credit losses of securities at amortized cost
(2) Changes in the loss allowance and gross carrying amount of securities at amortized cost are as follows (Unit: Korean Won in millions):
1) Loss allowance

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,235)	—	—	(5,235)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(3,151)	—	—	(3,151)
Others (*)	1	—	—	1

Ending balance	(8,385)	—	—	(8,385)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(8,385)	—	—	(8,385)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(5,549)	—	—	(5,549)
Others (*)	(7)	—	—	(7)

Ending balance	(13,941)	—	—	(13,941)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(13,941)	—	—	(13,941)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of loss allowance	3,287	—	—	3,287
Others (*)	(109)	—	—	(109)

Ending balance	(10,763)	—	—	(10,763)

(*)	Changes due to foreign currencies translation, etc.

Changes in gross carrying amount of securities at amortized cost
2) Gross carrying amount

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,091,509	—	—	17,091,509
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	16,873,194	—	—	16,873,194
Disposal / Repayment	(5,871,234)	—	—	(5,871,234)
Amortization based on effective interest method	86,212	—	—	86,212
Others (*)	97,220	—	—	97,220

Ending balance	28,276,901	—	—	28,276,901

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	28,276,901	—	—	28,276,901
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	4,244,256	—	—	4,244,256
Disposal / Repayment	(8,727,124)	—	—	(8,727,124)
Amortization based on effective interest method	167,219	—	—	167,219
Others (*)	48,861	—	—	48,861

Ending balance	24,010,113	—	—	24,010,113

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	24,010,113	—	—	24,010,113
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	2,586,171	—	—	2,586,171
Disposal / Recovery	(7,634,677)	—	—	(7,634,677)
Amortization based on effective interest method	93,318	—	—	93,318
Changes due to business combinations	10,000			10,000
Others (*)	149,015	—	—	149,015

Ending balance	19,213,940	—	—	19,213,940

(*)	Changes due to foreign currencies translation, etc.